OTHER FINANCIAL ITEMS, NET (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other financial items, net:
Amortization of deferred charges	$ (5,828,000)	$ (1,123,000)	$ (931,000)
Debt Issuance Cost	(2,101,000)	(411,000)	(536,000)
Interest expense on un-designated interest rate swaps	(8,188,000)	(6,609,000)	(5,788,000)
Foreign exchange gain (loss) on capital lease obligations and related restricted cash	7,084,000	(5,602,000)	182,000
Foreign Currency Transaction Gain (Loss), before Tax	(634,000)	(176,000)	(604,000)
Total other financial items	(1,661,000)	(5,389,000)	(18,521,000)
Allocated Unrealized Gain on Foreign Currency Derivatives		(100,000)	2,500,000
Interest rate swap
Other financial items, net:
Mark-to-market adjustment on derivatives	12,845,000	1,328,000	(9,427,000)
Foreign exchange contract
Other financial items, net:
Mark-to-market adjustment on derivatives	$ (4,839,000)	$ 7,204,000	$ (1,417,000)